UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [X]; Amendment number:1
This Amendment (Check only one.):    [ ] is a restatement
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     McGahan Greene McHugh Capital Management, LLC
Address:  120 Montgomery St.
          Suite 2125
          San Francisco, CA  94104

13F File Number:   28-6890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Shannon Greene
Title:	Executive Vice President and Chief Financial Officer
Phone:	415-782-0694
Signature, Place, and Date of Signing:

Shannon Greene       San Francisco, CA        March 24, 2000

Report Type (Check only once.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	1

Form 13F Information Table Value Total:	$2,205


List of Other Included Managers:

No.  13F File Number              Name
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FORM 13 F INFORMATION TABLE
                                                       VALUE     SHARES/   SH/ PUT/ INVTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT  PRN  CALL DSCRETN MANAGERS SOLE  SHARED  NONE

KNOLL INC                       COM             4989041    2205     74750  SH       SOLE               74750
                                                           2205

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